LAND LEASE (Details Narrative) - USD ($)	12 Months Ended
	Dec. 29, 2019	Sep. 27, 2020	Dec. 30, 2018
Book value of building	$ 1,650,012	$ 1,597,635	$ 2,052,539
Land Lease [Member]
Book value of building	38,000
Monthly lease payment	$ 1,600